Employee benefits (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
One-percentage-point change in assumed health care cost trend rates
1-percentage-point increase in total of service and interest cost	$ 1
1-percentage-point decrease in total of service and interest cost	(1)
1-percentage-point increase in postretirement benefit obligation	18
1-percentage-point decrease in postretirement benefit obligation	(15)
Defined pension benefits
Net periodic benefit cost:
Service cost	249	221	242
Interest cost	373	396	402
Expected return on plan assets	(479)	(494)	(507)
Amortization of prior service cost / (credit)	34	42	44
Amortization of net actuarial loss	136	98	52
Curtailments, settlements and special termination benefits	1	2	3
Net periodic benefit cost	314	265	236
Estimated net actuarial (gain) loss that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the next fiscal year	115
Estimated net prior service cost (credit) benefit that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the next fiscal year	1
Weighted-average assumptions to determine benefit obligations
Discount rate (as a percent)	3.58%	3.22%
Rate of compensation increase (as a percent)	1.81%	1.71%
Pension increase assumption (as a percent)	1.14%	1.04%
Weighted-average assumptions to determine the Net periodic benefit cost
Discount rate (as a percent)	3.22%	3.91%	4.29%
Expected long-term rate of return on plan assets (as a percent)	4.79%	5.38%	5.45%
Rate of compensation increase (as a percent)	1.71%	1.62%	2.05%
Other postretirement benefits
Net periodic benefit cost:
Service cost	1	1	2
Interest cost	9	11	12
Amortization of transition liability			1
Amortization of prior service cost / (credit)	(9)	(9)	(9)
Amortization of net actuarial loss	4	4	3
Curtailments, settlements and special termination benefits	2
Net periodic benefit cost	7	7	9
Estimated net actuarial (gain) loss that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the next fiscal year	29
Estimated net prior service cost (credit) benefit that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the next fiscal year	$ (9)
Weighted-average assumptions to determine benefit obligations
Discount rate (as a percent)	4.17%	3.35%
Weighted-average assumptions to determine the Net periodic benefit cost
Discount rate (as a percent)	3.35%	4.07%	5.03%
Non-pension postretirement benefit plans, participant contributions
Health care cost trend rate assumed for next year (as a percent)	8.15%	8.60%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate), (as a percent)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2028	2028